CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	¥ 14,305,958	¥ 7,867,659
Restricted cash	130,295	67,419
Time deposits	667,736
Accounts receivable, net of allowance for credit losses	2,467,358	3,021,956
Value-added-tax ("VAT") recoverable	284,967	240,506
Amount due from related parties, current	¥ 278,597	¥ 54,282
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Other current assets	¥ 412,546	¥ 361,249
Total current assets	18,547,457	11,613,071
Non-current assets
Restricted cash	4,774	¥ 158,452
Amount due from related parties, non-current	¥ 214,760
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
VAT recoverable	¥ 1,777,272	¥ 1,489,532
Property and equipment, net	38,053,824	40,204,133
Intangible assets, net	273,341	481,114
Prepaid land use rights, net	16,119	21,774
Operating lease right-of-use assets	4,831,624	5,193,408
Goodwill	5,187,717	5,886,379
Deferred tax assets	391,219	381,274
Long-term investments in equity investees	10,052,348	7,544,555
Other non-current assets	648,043	674,936
Total non-current assets	61,451,041	62,035,557
Total assets	79,998,498	73,648,628
Current liabilities
Short-term borrowings and current portion of long-term borrowings (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB254,176 and RMB152,230 as of December 31, 2024 and 2025, respectively)	2,951,734	4,341,649
Convertible bonds payable, current		575
Accounts payable (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB502,672 and RMB390,791 as of December 31, 2024 and 2025, respectively)	1,932,177	2,593,305
Amount due to related parties (including amounts of the consolidated VIEs without recourse to GDS Holdings of nil and RMB62,252 as of December 31, 2024 and 2025, respectively)	¥ 117,889	¥ 9,491
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued expenses and other payables (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB253,236 and RMB330,923 as of December 31, 2024 and 2025, respectively)	¥ 1,205,452	¥ 1,288,606
Deferred revenue (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB82,633 and RMB106,277 as of December 31, 2024 and 2025, respectively)	113,832	90,975
Operating lease liabilities, current (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB33,563 and RMB26,005 as of December 31, 2024 and 2025, respectively)	110,133	117,345
Finance lease and other financing obligations, current (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB45,153 and RMB48,986 as of December 31, 2024 and 2025, respectively)	697,142	636,152
Total current liabilities	7,128,359	9,078,098
Non-current liabilities
Long-term borrowings, excluding current portion (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB2,230 and nil as of December 31, 2024 and 2025, respectively)	23,363,213	21,905,985
Convertible bonds payable, non-current	12,144,371	8,576,583
Operating lease liabilities, non-current (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB81,881 and RMB70,464 as of December 31, 2024 and 2025, respectively)	1,203,487	1,279,726
Finance lease and other financing obligations, non-current (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB851,192 and RMB802,388 as of December 31, 2024 and 2025, respectively)	7,053,979	7,601,651
Deferred tax liabilities (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB32,746 and RMB24,122 as of December 31, 2024 and 2025, respectively)	1,144,426	1,240,731
Other long-term liabilities (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB57,766 and RMB64,801 as of December 31, 2024 and 2025, respectively)	223,602	297,221
Total non-current liabilities	45,133,078	40,901,897
Total liabilities	52,261,437	49,979,995
Mezzanine Equity
Redeemable preferred shares (US$0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2024 and 2025; Redemption value of RMB1,080,656 and RMB1,056,663 as of December 31, 2024 and 2025, respectively; Liquidation preference of RMB1,080,656 and RMB1,056,663 as of December 31, 2024 and 2025, respectively)	1,056,663	1,080,656
Total mezzanine equity	1,056,663	1,080,656
GDS Holdings Limited Shareholders' Equity
Ordinary shares (US$0.00005 par value; 3,500,000,000 shares authorized as of December 31, 2024 and 2025; 1,511,590,567 and 1,607,430,567 Class A ordinary shares issued and outstanding as of December 31, 2024 and 2025, respectively; 43,590,336 Class B ordinary shares issued and outstanding as of December 31, 2024 and 2025)	562	527
Additional paid-in capital	31,706,498	29,596,268
Accumulated other comprehensive loss	(829,319)	(1,094,377)
Accumulated deficit	(5,094,729)	(6,044,372)
Total GDS Holdings Limited shareholders' equity	25,783,012	22,458,046
Non-controlling interests	897,386	129,931
Total equity	26,680,398	22,587,977
Commitments and contingencies
Total liabilities, mezzanine equity and equity	¥ 79,998,498	¥ 73,648,628